Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of changes in value of property, plant, and equipment - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of changes in value of property, plant, and equipment [Line Items]
Balances beginning	$ 626,742	$ 591,763
Balances at ending	682,240	626,742
Additions	57,995	50,523
Disposals	(2,498)	(15,544)
Impairment due to damage
Other	1
Land and buildings [Member]
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of changes in value of property, plant, and equipment [Line Items]
Balances beginning	308,499	302,405
Balances at ending	321,631	308,499
Additions	16,688	17,790
Disposals	(52)	(11,696)
Impairment due to damage
Other	(3,504)
Equipment [Member]
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of changes in value of property, plant, and equipment [Line Items]
Balances beginning	243,084	219,600
Balances at ending	278,176	243,084
Additions	37,275	25,233
Disposals	(1,854)	(1,749)
Impairment due to damage
Other	(329)
Other [Member]
Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of changes in value of property, plant, and equipment [Line Items]
Balances beginning	75,159	69,758
Balances at ending	82,433	75,159
Additions	4,032	7,500
Disposals	(592)	(2,099)
Impairment due to damage
Other	$ 3,834